Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Income Tax

Income tax consists of the followings:

	March 31, 2026	March 31, 2025	March 31, 2024
Current income taxes	$2,670	$171,683	$297,284
Deferred income taxes	(1,314,494)	(196,288)	(187,662)
(Benefit from) provision for income taxes	$(1,311,824)	$(24,605)	$109,622

Schedule of Statutory and Effective Tax Expenses

The following table provides the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2026, 2025 and 2024:

	March 31, 2026	March 31, 2025	March 31, 2024
Income before income taxes	$(6,962,203)	$3,157,960	$2,927,447
Cayman Islands statutory income tax rate	0%	0%	0%
Income taxes computed at Cayman Islands statutory income tax rate	—	—	—

PRC statutory income tax rate	25%	25%	25%
Income tax computed at statutory income tax rate	(1,740,551)	789,490	731,862
Tax effect on additional deductible expense	(1,219,173)	(521,082)	(345,014)
Tax effect on non-deductible expense	1,514,504	33,721	20,496
Tax effect on preferential tax rates	133,396	(326,734)	(297,722)
(Benefit from) provision for income taxes	$(1,311,824)	$(24,605)	$109,622

The following table reconciles the statutory rate to the Company’s effective tax rate for the year ended March 31, 2026, 2025 and 2024:

	March 31, 2026	March 31, 2025	March 31, 2024
Cayman Islands statutory income tax rate	0%	0%	0%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Tax effect on additional deductible expense	17.5%	(16.6)%	(11.8)%
Tax effect on non-deductible expense	(21.8)%	1.1%	0.7%
Tax effect on preferential tax rates	(1.9)%	(10.3)%	(10.2)%
Effective income tax rate	18.8%	(0.8)%	3.7%

Schedule of Deferred Tax Assets

The significant components of deferred tax assets are as follows:

	March 31, 2026	March 31, 2025
Allowance for expected credit loss	$684,837	$465,083
Net operating loss carry forwards	1,156,253	—
ROU/lease liability	6,196	—
Impairment for inventories	15,973	19,621
Valuation allowance	—	—
Deferred tax assets	$1,863,259	$484,704

Schedule of Movement of Deferred Tax Assets

The movement of deferred tax assets is as follows:

	March 31, 2026	March 31, 2025	March 31, 2024
Balance at beginning of the year	$484,704	$290,967	$110,064
Charged to income – operating loss	1,123,056	—	—
Credited to income – allowance for expected credit loss	189,955	196,288	167,795
Credited to income/(loss) – ROU/lease liability	6,018	—	—
Credited to (loss)/income – impairment for inventories	(4,535)	—	19,867
Exchange adjustment	64,061	(2,551)	(6,759)
Ending balance	$1,863,259	$484,704	$290,967